Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Employee Stock Option [Member] Common Stock [Member]	Employee Stock Option [Member] Additional Paid-in Capital [Member]	Employee Stock Option [Member] Retained Earnings [Member]	Employee Stock Option [Member] Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]	Employee Stock Option [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Employee Stock Option [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Employee Stock Option [Member] AOCI Attributable to Parent [Member]	Employee Stock Option [Member] Treasury Stock [Member]	Employee Stock Option [Member]	Employee Stock Purchase Plan [Member] Common Stock [Member]	Employee Stock Purchase Plan [Member] Additional Paid-in Capital [Member]	Employee Stock Purchase Plan [Member] Retained Earnings [Member]	Employee Stock Purchase Plan [Member] Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] AOCI Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] Treasury Stock [Member]	Employee Stock Purchase Plan [Member]	Restricted Share Units [Member] Common Stock [Member]	Restricted Share Units [Member] Additional Paid-in Capital [Member]	Restricted Share Units [Member] Retained Earnings [Member]	Restricted Share Units [Member] Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]	Restricted Share Units [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Restricted Share Units [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Restricted Share Units [Member] AOCI Attributable to Parent [Member]	Restricted Share Units [Member] Treasury Stock [Member]	Restricted Share Units [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2014																												1,660,786,600
Balance at Dec. 31, 2014																												$ 33	$ 141,229	$ (17,291)		$ 6,886	$ (118)	$ 6,768	$ (23,473)	$ 107,266
Shares for exercise of stock options (in shares)																												677,100
Shares for exercise of stock options																													31							31
Shares for Employee Stock Purchase Plan (in shares)																												4,833,300
Shares for Employee Stock Purchase Plan																													180							180
Shares vested under restricted share units (in shares)																												15,728,550
Shares vested under restricted share units
Acquisition of treasury stock																																			(3,233)	(3,233)
Treasury stock reissued (in shares)	(677,100)									(4,833,300)									(15,728,550)
Treasury stock reissued		$ (47)						$ 47			$ (328)						$ 328			$ (1,091)						$ 1,091
Stock-based compensation																													1,912							1,912
Net loss																														(21,095)						(21,095)
Unrealized pension (loss) gain																																	1	1		1
Foreign currency translation adjustments																																(1,945)		(1,945)		(1,945)
Unrealized gain on available-for-sale investments
Reclassification adjustments for gain on available-for-sale securities included in net loss
Balance (in shares) at Dec. 31, 2015																												1,660,786,600
Balance at Dec. 31, 2015																												$ 33	141,886	(38,386)		4,941	(117)	4,824	(25,240)	83,117
Balance (in shares) at Dec. 31, 2014																												1,660,786,600
Balance at Dec. 31, 2014																												$ 33	141,229	(17,291)		6,886	(118)	6,768	(23,473)	107,266
Balance (in shares) at Dec. 31, 2017																												1,669,036,600
Balance at Dec. 31, 2017																												$ 33	142,946	(47,517)		5,528	(191)	5,337	(24,244)	76,555
Balance (in shares) at Dec. 31, 2015																												1,660,786,600
Balance at Dec. 31, 2015																												$ 33	141,886	(38,386)		4,941	(117)	4,824	(25,240)	83,117
Shares for exercise of stock options (in shares)																												84,750
Shares for exercise of stock options																													2							2
Shares for Employee Stock Purchase Plan (in shares)																												2,881,350
Shares for Employee Stock Purchase Plan																													73							73
Shares vested under restricted share units (in shares)																												18,056,150
Shares vested under restricted share units
Acquisition of treasury stock																																			(619)	(619)
Treasury stock reissued (in shares)	(84,750)									(2,881,350)									(9,806,150)
Treasury stock reissued		(5)						5			(187)						187			(637)						637
Stock-based compensation																													1,606							1,606
Net loss																														(2,986)						(2,986)
Unrealized pension (loss) gain																																	(13)	(13)		(13)
Foreign currency translation adjustments																																(397)		(397)		(397)
Unrealized gain on available-for-sale investments																															524			524		523
Reclassification adjustments for gain on available-for-sale securities included in net loss																															(523)			(523)		(523)
Balance (in shares) at Dec. 31, 2016																												1,669,036,600
Balance at Dec. 31, 2016																												$ 33	142,738	(41,372)	1	4,544	(130)	4,415	(25,030)	$ 80,784
Shares for exercise of stock options (in shares)																												687,350								687,350
Shares for exercise of stock options																													29							$ 29
Shares for Employee Stock Purchase Plan (in shares)																												2,375,200
Shares for Employee Stock Purchase Plan																													84							84
Shares vested under restricted share units (in shares)																												20,281,800
Shares vested under restricted share units																												$ 1	(1)
Acquisition of treasury stock																																			(708)	(708)
Treasury stock reissued (in shares)	(687,350)									(2,375,200)									(20,281,800)
Treasury stock reissued		$ (44)						$ 44			$ (151)						$ 151		$ (1)	$ (1,298)						$ 1,299
Stock-based compensation																													1,589							1,589
Net loss																														(6,145)						(6,145)
Unrealized pension (loss) gain																																	(61)	(61)		(61)
Foreign currency translation adjustments																																984		984		984
Unrealized gain on available-for-sale investments																															(1)			(1)
Reclassification adjustments for gain on available-for-sale securities included in net loss
Balance (in shares) at Dec. 31, 2017																												1,669,036,600
Balance at Dec. 31, 2017																												$ 33	$ 142,946	$ (47,517)		$ 5,528	$ (191)	$ 5,337	$ (24,244)	$ 76,555